                     TRAVELERS VINTAGE ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class II Shares
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund
  Total Return Fund
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
  Select Balanced Portfolio
  Select Growth Portfolio
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  INVESCO Strategic Income Portfolio(1)
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International Equity Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
  Smith Barney Money Market Portfolio
  Smith Barney Pacific Basin Portfolio
  Travelers Managed Income Portfolio
  Van Kampen Enterprise Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
---------------

(1)formerly GT Global Strategic Income Portfolio

The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund BD for Variable Annuities or the Travelers Fund BD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
     Contract Owner Inquiries.........     10
     Purchase Payments................     10
     Accumulation Units...............     10
     The Funding Options..............     11
Charges and Deductions................     13
     General..........................     13
     Withdrawal Charge................     14
     Free Withdrawal Allowance........     14
     Administrative Charges...........     15
     Mortality and Expense Risk
       Charge.........................     15
     Funding Option Expenses..........     15
     Premium Tax......................     15
     Changes in Taxes Based Upon
       Premium or Value...............     15
Transfers.............................     16
     Dollar Cost Averaging............     16
Access to Your Money..................     17
     Systematic Withdrawals...........     17
     Loans............................     17
Ownership Provisions..................     18
     Types of Ownership...............     18
     Beneficiary......................     18
     Annuitant........................     18
Death Benefit.........................     18
     Death Proceeds Before the
       Maturity Date..................     19
     Payment of Proceeds..............     21
     Death Proceeds After the Maturity
       Date...........................     23
The Annuity Period....................     23
     Maturity Date....................     23
     Allocation of Annuity............     24
     Variable Annuity.................     24
     Fixed Annuity....................     25
Payment Options.......................     25
     Election of Options..............     25
     Annuity Options..................     25
     Income Options...................     26
Miscellaneous Contract Provisions.....     26
     Right to Return..................     26
     Termination......................     26
     Required Reports.................     27
     Suspension of Payments...........     27
     Transfers of Contract Values to
       Other Annuities................     27
The Separate Accounts.................     27
     Performance Information..........     27
Federal Tax Considerations............     28
     General Taxation of Annuities....     28
     Types of Contracts: Qualified or
       Nonqualified...................     29
     Nonqualified Annuity Contracts...     29
     Qualified Annuity Contracts......     29
     Penalty Tax for Premature
       Distributions..................     30
     Diversification Requirements for
       Variable Annuities.............     30
     Ownership of the Investments.....     30
     Mandatory Distributions for
       Qualified Plans................     30
     Taxation of Death Benefit
       Proceeds.......................     30
Other Information.....................     31
     The Insurance Companies..........     31
     Financial Statements.............     31
     IMSA.............................     31
     Distribution of Variable Annuity
       Contracts......................     31
     Conformity with State and Federal
       Laws...........................     32
     Voting Rights....................     32
     Legal Proceedings and Opinions...     32
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  BD..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account BD II.......................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period...................     10
Accumulation Unit.....................     10
Annuitant.............................     18
Annuity Payments......................     10
Annuity Unit..........................     10
Cash Surrender Value..................     17
Contingent Annuitant..................     18
Contract Date.........................     10
Contract Owner (You, Your)............     18
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Maturity Date.........................     10
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                       TRAVELERS VINTAGE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.
WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchased your Contract. Each company sponsors its own separate account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities ("Fund BD"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD II for Variable Annuities ("Fund BD II"). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the following locations listed below, which contracts are issued by The Travelers Insurance Company.()

Bahamas                 North Carolina  Oregon(1)    U.S. Virgin Islands
British Virgin Islands  New Hampshire   Puerto Rico  Washington(1)
Guam                    New Jersey      Tennessee    Wyoming
Maine                   New York

---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable with accounts in these states. Please refer to your Contract or ask your agent for more information.

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved. Not all locations have approved all Contracts.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The annual M&E charge depends on the death benefit you choose: 1.02% for the Standard Death Benefit, 1.30% for the Enhanced Death Benefit. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years seven and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments, credits and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. The enhanced death benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      -- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      -- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      -- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn):

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                    0-1                                6%
                      2                                6%
                      3                                6%
                      4                                3%
                      5                                2%
                      6                                1%
                      7+                               0%

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                    $30
          (Waived if contract value is $40,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

                                                                 STANDARD         ENHANCED
                                                               DEATH BENEFIT    DEATH BENEFIT
---------------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge......................        1.02%            1.30%
      Administrative Expense Charge........................        0.15%            0.15%
                                                                   -----            -----
        Total Separate Account Charges.....................        1.17%            1.45%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio......................    0.75%                            0.03%            0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II Shares    0.21%             0.25%          0.05%            0.51%(1)
    Total Return Portfolio...................    0.75%                            0.04%            0.79%(2)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund...........................    0.53%                            0.45%            0.98%(3)
    Total Return Fund........................    0.15%                            0.85%            1.00%(3)
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
    Select Balanced Portfolio................    0.35%                            0.76%            1.11%(4)
    Select Conservative Portfolio**..........    0.35%                            0.72%            1.07%(4)
    Select Growth Portfolio..................    0.35%                            0.88%            1.23%(4)
    Select High Growth Portfolio**...........    0.35%                            0.89%            1.24%(4)
    Select Income Portfolio**................    0.35%                            0.67%            1.02%(4)
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80%                            0.04%            0.84%(5)
    Alliance Growth Portfolio................    0.80%                            0.02%            0.82%(5)
    INVESCO Strategic Income Portfolio.......    0.80%                            0.33%            1.13%(5)
    MFS Total Return Portfolio...............    0.80%                            0.04%            0.84%(5)
    Putnam Diversified Income Portfolio......    0.75%                            0.08%            0.83%(5)
    Smith Barney High Income Portfolio.......    0.60%                            0.06%            0.66%(5)
    Smith Barney International Equity
      Portfolio..............................    0.90%                            0.10%            1.00%(5)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75%                            0.11%            0.86%(5)
    Smith Barney Large Cap Value Portfolio...    0.65%                            0.02%            0.67%(5)
    Smith Barney Money Market Portfolio......    0.50%                            0.04%            0.54%(5)
    Smith Barney Pacific Basin Portfolio.....    0.90%                            0.40%            1.30%(5)
    Travelers Managed Income Portfolio.......    0.65%                            0.11%            0.76%(5)
    Van Kampen Enterprise Portfolio..........    0.70%                            0.03%            0.73%(5)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...............    0.60%                            0.20%            0.80%(6)
    Disciplined Mid Cap Stock Portfolio......    0.70%                            0.25%            0.95%(7)
    Disciplined Small Cap Stock Portfolio....    0.80%                            0.20%            1.00%(6)
    MFS Emerging Growth Portfolio............    0.75%                            0.12%            0.87%
    MFS Research Portfolio...................    0.80%                            0.19%            0.99%
    Strategic Stock Portfolio................    0.60%                            0.30%            0.90%(6)

---------------
** No longer available to new Contract Owners. Notes:

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II SHARES includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.

(2) The Portfolio Management Fee for the TOTAL RETURN PORTFOLIO includes 0.20% for fund administration.

(3) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND and 0.80%, 0.85%, and 1.65% respectively for the TOTAL RETURN FUND.

(4) Each Portfolio of the SMITH BARNEY CONCERT ALLOCATION SERIES INC. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/00 (the fiscal year end of the Portfolios).

(5) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(6) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, and 1.49% respectively.

(7) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

EXAMPLE*: STANDARD DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                             END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                     -------------------------------------   -------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio............    80       122       126        229       20        62       106        229
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class
      II Shares....................    77       113       112        200       17        53        92        200
    Total Return Portfolio.........    80       122       126        230       20        62       106        230
SALOMON BROTHERS VARIABLE SERIES
  FUND INC.
    Investors Fund.................    82       128       136        250       22        68       116        250
    Total Return Fund..............    82       128       137        252       22        68       117        252
SMITH BARNEY CONCERT ALLOCATION
  SERIES INC.
    Select Balanced Portfolio......    83       132       143        263       23        72       123        263
    Select Conservative
      Portfolio**..................    83       130       141        259       23        70       121        259
    Select Growth Portfolio........    84       135       149        275       24        75       129        275
    Select High Growth
      Portfolio**..................    85       136       149        276       25        76       129        276
    Select Income Portfolio**......    82       129       138        254       22        69       118        254
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation
      Portfolio....................    81       123       129        235       21        63       109        235
    Alliance Growth Portfolio......    80       123       128        233       20        63       108        233
    INVESCO Strategic Income
      Portfolio....................    83       132       144        265       23        72       124        265
    MFS Total Return Portfolio.....    81       123       129        235       21        63       109        235
    Putnam Diversified Income
      Portfolio....................    80       123       128        234       20        63       108        234
    Smith Barney High Income
      Portfolio....................    79       118       120        216       19        58       100        216
    Smith Barney International
      Equity Portfolio.............    82       128       137        252       22        68       117        252
    Smith Barney Large
      Capitalization Growth
      Portfolio....................    81       124       130        237       21        64       110        237
    Smith Barney Large Cap Value
      Portfolio....................    79       118       120        217       19        58       100        217
    Smith Barney Money Market
      Portfolio....................    78       114       114        203       18        54        94        203
    Smith Barney Pacific Basin
      Portfolio....................    85       137       152        282       25        77       132        282
    Travelers Managed Income
      Portfolio....................    80       121       125        227       20        61       105        227
    Van Kampen Enterprise
      Portfolio....................    79       120       123        224       19        60       103        224
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    80       122       127        231       20        62       107        231
    Disciplined Mid Cap Stock
      Portfolio....................    82       127       135        247       22        67       115        247
    Disciplined Small Cap Stock
      Portfolio....................    82       128       137        252       22        68       117        252
    MFS Emerging Growth Portfolio..    81       124       131        238       21        64       111        238
    MFS Research Portfolio.........    82       128       137        251       22        68       117        251
    Strategic Stock Portfolio......    81       125       132        241       21        65       112        241

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.014% OF ASSETS.

**  No longer available to new Contract Owners.

The Withdrawal Charge is waived if annuity payout has begun or if an income option of at least 5 years' duration is begun after the first Contract Year. (See "Charges and Deductions").

EXAMPLE*: ENHANCED DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                             END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                     -------------------------------------   -------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio............    83       130       140        258       23        70       120        258
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class
      II Shares....................    80       122       126        230       20        62       106        230
    Total Return Portfolio.........    83       130       141        259       23        70       121        259
SALOMON BROTHERS VARIABLE SERIES
  FUND INC.
    Investors Fund.................    85       136       150        278       25        76       130        278
    Total Return Fund..............    85       137       151        280       25        77       131        280
SMITH BARNEY CONCERT ALLOCATION
  SERIES INC.
    Select Balanced Portfolio......    86       140       157        291       26        80       137        291
    Select Conservative Portfolio
      **...........................    86       139       155        287       26        79       135        287
    Select Growth Portfolio........    87       144       163        303       27        84       143        303
    Select High Growth
      Portfolio**..................    87       144       163        304       27        84       143        304
    Select Income Portfolio**......    85       137       152        282       25        77       132        282
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation
      Portfolio....................    83       132       143        264       23        72       123        264
    Alliance Growth Portfolio......    83       131       142        262       23        71       122        262
    INVESCO Strategic Income
      Portfolio....................    86       141       158        293       26        81       138        293
    MFS Total Return Portfolio.....    83       132       143        264       23        72       123        264
    Putnam Diversified Income
      Portfolio....................    83       132       143        263       23        72       123        263
    Smith Barney High Income
      Portfolio....................    82       127       134        246       22        67       114        246
    Smith Barney International
      Equity Portfolio.............    85       137       151        280       25        77       131        280
    Smith Barney Large
      Capitalization Growth
      Portfolio....................    84       133       144        266       24        73       124        266
    Smith Barney Large Cap Value
      Portfolio....................    82       127       135        247       22        67       115        247
    Smith Barney Money Market
      Portfolio....................    80       123       128        233       20        63       108        233
    Smith Barney Pacific Basin
      Portfolio....................    88       146       166        309       28        86       146        309
    Travelers Managed Income
      Portfolio....................    83       130       139        256       23        70       119        256
    Van Kampen Enterprise
      Portfolio....................    82       129       138        253       22        69       118        253
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    83       131       141        260       23        71       121        260
    Disciplined Mid Cap Stock
      Portfolio....................    84       135       149        275       24        75       129        275
    Disciplined Small Cap Stock
      Portfolio....................    85       137       151        280       25        77       131        280
    MFS Emerging Growth Portfolio..    84       133       145        267       24        73       125        267
    MFS Research Portfolio.........    85       136       151        279       25        76       131        279
    Strategic Stock Portfolio......    84       134       146        270       24        74       126        270

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.014% OF ASSETS.

**  No longer available to new Contract Owners.

The Withdrawal Charge is waived if annuity payout has begun or if an income option of at least 5 years' duration is begun after the first Contract Year. (See "Charges and Deductions").

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
FUND
    Small Cap Portfolio          Seeks to maximize capital appreciation.             The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Equity Index Portfolio--     Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500 Index.  Co. ("TIMCO")
    Total Return Portfolio       An equity portfolio that seeks to provide total     SSB Citi Fund Management LLC
                                 return, consisting of long-term capital             ("SSB Citi")
                                 appreciation and income. The Portfolio will invest
                                 primarily in a diversified portfolio of
                                 dividend-paying common stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Investors Fund               Seeks long-term growth of capital, and,             Salomon Brothers Asset
                                 secondarily, current income, through investments    Management ("SBAM")
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
SMITH BARNEY CONCERT ALLOCATION
SERIES INC.
    Select Balanced Portfolio    Seeks a balance of growth of capital and income by  Travelers Investment Advisers
                                 investing in a select group of mutual funds.        ("TIA")
    Select Growth Portfolio      Seeks long-term growth of capital by investing in   TIA
                                 a select group of mutual funds.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             TIA
    Portfolio                    principally in common stock, with emphasis on       Subadviser: Alliance Capital
                                 medium-sized and smaller companies.                 Management L.P.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income   TIA
                                 is only an incidental consideration. The Portfolio  Subadviser: Alliance Capital
                                 invests predominantly in equity securities of       Management L.P.
                                 companies with a favorable outlook for earnings
                                 and whose rate of growth is expected to exceed
                                 that of the U.S. economy over time.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.,
CONT.
    INVESCO Strategic Income     Seeks primarily high current income and,            TIA
    Portfolio                    secondarily, capital appreciation. The Portfolio    Subadviser: Chancellor LGT
                                 allocates its assets among debt securities of       Asset Management, Inc.
                                 issuers in the U.S., developed foreign countries
                                 and emerging markets.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services Company
                                 of capital. Generally, at least 40% of the          ("MFS")
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  SSB Citi
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.
    Smith Barney International   Seeks total return on assets from growth of         SSB Citi
    Equity Portfolio             capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SSB Citi
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SSB Citi
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Money Market    Seeks maximum current income and preservation of    SSB Citi
    Portfolio                    capital.
    Smith Barney Pacific Basin   Seeks long-term capital appreciation through        SSB Citi
    Portfolio                    investment primarily in equity securities of
                                 companies in Asian Pacific countries.
    Travelers Managed Income     Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: Travelers Asset
                                 debt obligations, preferred stocks, and             Management International
                                 obligations issued or guaranteed by the U.S.        Company LLC ("TAMIC")
                                 Government or its agencies or instrumentalities.
    Van Kampen Enterprise        Seeks capital appreciation through investment in    SSB Citi
    Portfolio                    securities believed to have above-average           Subadviser: Van Kampen Asset
                                 potential for capital appreciation. Any income      Management Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by    TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common      Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing   TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES TRUST, CONT.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii) a
                                 subset of the S&P Industrial Index.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 6%
         4                                 3%
         5                                 2%
         6                                 1%
         7+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment to which no withdrawal charge applies, and then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

        - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

        - if an annuity payout has begun

        - due to a minimum distribution under our minimum distribution rules then in effect; or

        - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all partial withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds;

        (2) after an annuity payout has begun, or

        (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time.

If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.
The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your Contract Value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

CONTRACT OWNER ("you"). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

JOINT OWNER. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

SUCCEEDING OWNER. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner had no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.
                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions (the death report date).

DEATH PROCEEDS BEFORE THE MATURITY DATE

                             STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

                 ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
  (NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE
                                 CONTRACT DATE)

  ---------------------------------------------------------------------------------------------------------------
                      AGE OF DEATH                                            DEATH BENEFIT
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies before age 80, the             - the contract value;
    death benefit will be the greatest of:               - the roll-up death benefit value (as described below);
                                                           or
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies on or after age 80, the death  - the contract value;
    benefit will be the greatest of:                     - the roll-up death benefit value (as described below)
                                                           on the annuitant's 80(th) birthday, plus any
                                                           additional purchase payments and minus any partial
                                                           surrender reductions (as described below) that occur
                                                           after the annuitant's 80(th) birthday; or
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------

ROLL-UP DEATH BENEFIT

(not available when either the annuitant or owner is age 76 or older on the contract date)

------------------------------------------------------------------------------------------
               AGE AT DEATH                                   DEATH BENEFIT
------------------------------------------------------------------------------------------
  If the annuitant dies before age 80, the     - the contract value;
  death benefit will be the greatest of:       - the roll-up death benefit value (as
                                                 described below); or
                                               - the step-up value, if any, as described
                                                 below.
------------------------------------------------------------------------------------------
  If the annuitant dies on or after age 80,    - the contract value;
  the death benefit will be the greatest       - the roll-up death benefit value (as
  of:                                            described below) on the annuitant's
                                                 80(th) birthday, plus any additional
                                                 purchase payments and minus any partial
                                                 surrender reductions (as described below)
                                                 that occur after the annuitant's 80(th)
                                                 birthday; or
                                               - the step-up value, if any, as described
                                                 below.
------------------------------------------------------------------------------------------

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

A step-up value will be established on the seventh contract date anniversary (provided it is before the death report date). The initial step-up value will equal the contract value on that anniversary. Whenever a purchase payment is made, the step-up value will be increased by the amount of that purchase payment. Whenever a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal the contract value on that date. If the step-up value is greater than the contract value, the step-up value will remain unchanged. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders as described below. If the death report date is before the seventh contract date anniversary, there is no step-up value.

ROLL-UP DEATH BENEFIT VALUE

On the contract date, the roll-up death benefit value is equal to the purchase payment. On each contract date anniversary, the roll-up death benefit value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the roll-up death benefit value as of the previous contract date anniversary

     b) is any purchase payment made during the previous contract year

     c) is any partial surrender reduction (as described below) during the previous contract year

On dates other than the contract date anniversary, the roll-up death benefit value will equal a) plus b) minus c) where:

     a) is the roll-up death benefit value as of the previous contract date anniversary

     b) is any purchase payment made during the previous contract year

     c) is any partial surrender reduction (as described below) during the previous contract year

The maximum roll-up death benefit equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a Death Benefit Value (Step-Up or Roll-Up) immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by the contract value immediately prior to the partial surrender.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,     THE COMPANY WILL PAY THE             UNLESS...              MANDATORY PAYOUT
     UPON THE DEATH OF THE             PROCEEDS TO:                                             RULES APPLY*
---------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 annuitant) (with no joint       if none, to the contract   contract owner's spouse and
 owner)                          owner's estate             the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 (with no joint owner)           if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint       Yes
 annuitant)                      owner.                     owner is the spouse and elects
                                                            to assume and continue the
                                                            contract.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 annuitant)                      if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse, may elect to assume
                                                            and continue the contract.
---------------------------------------------------------------------------------------------------------------
 Owner (with a surviving         succeeding owner           Unless the succeeding owner is   Yes
 succeeding owner)                                          the contract owner's spouse
                                                            and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary(ies)       Unless, there is a contingent    No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the Contract
                                                            continues in effect (generally
                                                            using the original maturity
                                                            date). The proceeds will then
                                                            be paid upon the death of the
                                                            contingent annuitant or owner.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                     N/A
 owner)                          is the annuitant" above
---------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary(ies)                                        Yes (Death of
 nonnatural person/trust)        (e.g. the trust)                                            annuitant is
                                                                                             treated as death
                                                                                             of the owner in
                                                                                             these
                                                                                             circumstances.)
---------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                       N/A
 annuitant is still alive)       payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,     THE COMPANY WILL PAY THE             UNLESS...              MANDATORY PAYOUT
     UPON THE DEATH OF THE             PROCEEDS TO:                                             RULES APPLY*
---------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN PERIOD

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less that your purchase payment. If the Contract is purchased as an Individual Retirement Annuity and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined at the close of business on the day we receive a written request for a refund.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, outstanding loans and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund BD for Variable Annuities ("Fund BD") and the Travelers Fund BD II for Variable Annuities ("Fund BD II"), respectively. Fund BD and Fund BD II were established on October 22, 1993 and February 22, 1995, respectively and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund BD and Fund BD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.
                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

THE TRAVELERS INSURANCE COMPANY

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                  YEAR ENDED               YEAR ENDED            YEAR ENDED
                                               DECEMBER 31, 1999        DECEMBER 31, 1998     DECEMBER 31, 1997
                                            STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period.......  $      .852   $      .851   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.038         1.033       .852      .851          --        --
 Number of units outstanding at end of
   period (thousands)....................        2,130           302      1,025        49          --        --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period.......  $     1.857   $     1.836   $  1.790   $ 1.775    $  1.550   $ 1.541
 Unit Value at end of period.............        2.240         2.208      1.857     1.836       1.790     1.775
 Number of units outstanding at end of
   period (thousands)....................       65,203        10,465     73,468    11,654      75,812    11,853
 EQUITY INDEX PORTFOLIO--CLASS II (5/99)*
 Unit Value at beginning of period.......  $     1.000   $     1.000   $     --   $    --    $     --   $    --
 Unit Value at end of period.............        1.088         1.086         --        --          --        --
 Number of units outstanding at end of
   period (thousands)....................        1,740            78         --        --          --        --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)*
 Unit Value at beginning of period.......  $     1.014   $     1.012   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.119         1.114      1.014     1.012          --        --
 Number of units outstanding at end of
   period (thousands)....................        1,846           171        704        76          --        --
 TOTAL RETURN FUND (5/98)*
 Unit Value at beginning of period.......  $      .997   $      .996   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............         .994          .989       .997      .996          --        --
 Number of units outstanding at end of
   period (thousands)....................          769           116        397        70          --        --
SMITH BARNEY CONCERT ALLOCATION SERIES
 INC.:
 SELECT HIGH GROWTH PORTFOLIO** (3/97)*
 Unit Value at beginning of period.......  $     1.242   $     1.236   $  1.090   $ 1.087    $  1.000   $ 1.000
 Unit Value at end of period.............        1.558         1.546      1.242     1.236       1.090     1.087
 Number of units outstanding at end of
   period (thousands)....................          807           319        724       326         603       231

                                                                                           PERIOD FROM
                                                                                          JUNE 2, 1994
                                               YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                            DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                           STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------------  ---------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period.......  $  1.251   $ 1.247    $  1.010   $ 1.010    $ 1.000     $1.000
 Unit Value at end of period.............     1.550     1.541       1.251     1.247      1.010      1.010
 Number of units outstanding at end of
   period (thousands)....................    58,898     9,169      32,564     4,874      1,109        277
 EQUITY INDEX PORTFOLIO--CLASS II (5/99)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 TOTAL RETURN FUND (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
SMITH BARNEY CONCERT ALLOCATION SERIES
 INC.:
 SELECT HIGH GROWTH PORTFOLIO** (3/97)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                  YEAR ENDED               YEAR ENDED            YEAR ENDED
                                               DECEMBER 31, 1999        DECEMBER 31, 1998     DECEMBER 31, 1997
                                            STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED
----------------------------------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of period.......  $     1.238   $     1.232   $  1.099   $ 1.097    $  1.000   $ 1.000
 Unit Value at end of period.............        1.421         1.410      1.238     1.232       1.099     1.097
 Number of units outstanding at end of
   period (thousands)....................        3,487         1,847      3,135     1,839       2,262     1,403
 SELECT BALANCED PORTFOLIO (3/97)*
 Unit Value at beginning of period.......  $     1.183   $     1.177   $  1.093   $ 1.091    $  1.000   $ 1.000
 Unit Value at end of period.............        1.258         1.248      1.183     1.177       1.093     1.091
 Number of units outstanding at end of
   period (thousands)....................        3,959           922      4,047     1,087       3,115       778
 SELECT CONSERVATIVE PORTFOLIO** (3/97)*
 Unit Value at beginning of period.......  $     1.162   $     1.156   $  1.108   $ 1.105    $  1.000   $ 1.000
 Unit Value at end of period.............        1.196         1.187      1.162     1.156       1.108     1.105
 Number of units outstanding at end of
   period (thousands)....................        1,408           137      1,466       184         640       188
 SELECT INCOME PORTFOLIO** (3/97)*
 Unit Value at beginning of period.......  $     1.154   $     1.148   $  1.106   $ 1.104    $  1.000   $ 1.000
 Unit Value at end of period.............        1.148         1.139      1.154     1.148       1.106     1.104
 Number of units outstanding at end of
   period (thousands)....................          831           165        753       185         425       279
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)*
 Unit Value at beginning of period.......  $     1.397   $     1.385   $  1.206   $ 1.198    $  1.088   $ 1.084
 Unit Value at end of period.............        1.974         1.951      1.397     1.385       1.206     1.198
 Number of units outstanding at end of
   period (thousands)....................       81,401        14,475     90,905    15,792      91,234    15,591
 ALLIANCE GROWTH PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $     2.903   $     2.867   $  2.276   $ 2.254    $  1.785   $ 1.772
 Unit Value at end of period.............        3.795         3.737      2.903     2.867       2.276     2.254
 Number of units outstanding at end of
   period (thousands)....................      131,228        26,576    142,802    28,710     144,293    30,063

                                                                                           PERIOD FROM
                                                                                          JUNE 2, 1994
                                               YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                            DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                           STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------------  ---------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 SELECT BALANCED PORTFOLIO (3/97)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 SELECT CONSERVATIVE PORTFOLIO** (3/97)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 SELECT INCOME PORTFOLIO** (3/97)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)*
 Unit Value at beginning of period.......  $  0.958   $ 0.957    $  1.000   $ 1.000    $    --     $   --
 Unit Value at end of period.............     1.088     1.084       0.958     0.957         --         --
 Number of units outstanding at end of
   period (thousands)....................    71,085    12,862      20,366     5,394         --         --
 ALLIANCE GROWTH PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $  1.396   $ 1.390    $  1.047   $ 1.046    $ 1.000     $1.000
 Unit Value at end of period.............     1.785     1.772       1.396     1.390      1,047      1,046
 Number of units outstanding at end of
   period (thousands)....................   123,294    27,251      79,334    20,571     16,522      7,338

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                  YEAR ENDED               YEAR ENDED            YEAR ENDED
                                               DECEMBER 31, 1999        DECEMBER 31, 1998     DECEMBER 31, 1997
                                            STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED
----------------------------------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)*
 Unit Value at beginning of period.......  $     1.359   $     1.342   $  1.397   $ 1.383    $  1.316   $ 1.306
 Unit Value at end of period.............        1.319         1.299      1.359     1.342       1.397     1.383
 Number of units outstanding at end of
   period (thousands)....................        8,991         2,351     11,299     2,624      12,827     2,883
 MFS TOTAL RETURN PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $     1.819   $     1.796   $  1.648   $ 1.632    $  1.376   $ 1.366
 Unit Value at end of period.............        1.845         1.817      1.819     1.796       1.648     1.632
 Number of units outstanding at end of
   period (thousands)....................       78,484        16,860     86,950    18,459      83,811    17,373
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $     1.326   $     1.309   $  1.332   $ 1.319    $  1.252   $ 1.243
 Unit Value at end of period.............        1.325         1.304      1.326     1.309       1.332     1.319
 Number of units outstanding at end of
   period (thousands)....................       45,595        11,060     53,053    12,925      51,751    12,724
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $     1.452   $     1.434   $  1.463   $ 1.448    $  1.300   $ 1.291
 Unit Value at end of period.............        1.472         1.450      1.452     1.434       1.463     1.448
 Number of units outstanding at end of
   period (thousands)....................       38,357         8,210     44,406     9,312      42,964     8,927
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $     1.305   $     1.289   $  1.240   $ 1.228    $  1.222   $ 1.213
 Unit Value at end of period.............        2.164         2.131      1.305     1.289       1.240     1.228
 Number of units outstanding at end of
   period (thousands)....................       72,748        15,530     82,330    17,670      87,385    18,731
 SMITH BARNEY LARGE CAPITALIZATION GROWTH
   PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     1.237   $     1.234   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.599         1.592      1.237     1.234          --        --
 Number of units outstanding at end of
   period (thousands)....................       25,852         3,416     12,224     1,022          --        --

                                                                                           PERIOD FROM
                                                                                          JUNE 2, 1994
                                               YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                            DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                           STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------------  ---------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)*
 Unit Value at beginning of period.......  $  1.121   $ 1.116    $  0.945     0.944    $ 1.000     $1.000
 Unit Value at end of period.............     1.316     1.306       1.121     1.116      0.945      0.944
 Number of units outstanding at end of
   period (thousands)....................    11,505     2,795       6,840     2,180      2,400      1,063
 MFS TOTAL RETURN PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $  1.216   $ 1.211    $  0.979   $ 0.977    $ 1.000     $1.000
 Unit Value at end of period.............     1.376     1.366       1.216     1.211      0.979      0.977
 Number of units outstanding at end of
   period (thousands)....................    68,236    14,690      41,813     9,473      9,099      3,479
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $  1.170   $ 1.165    $  1.009   $ 1.007    $ 1.000     $1.000
 Unit Value at end of period.............     1.252     1.243       1.170     1.165      1.009      1.007
 Number of units outstanding at end of
   period (thousands)....................    43,898    11,789      26,078     8,650      5,803      3,683
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $  1.162   $ 1.157    $  0.988   $ 0.986    $ 1.000     $1.000
 Unit Value at end of period.............     1.300     1.291       1.162     1.157      0.988      0.986
 Number of units outstanding at end of
   period (thousands)....................    33,737     6,932      20,136     3,772      3,105      1,162
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $  1.050   $ 1.046    $  0.955   $ 0.954    $ 1.000     $1.000
 Unit Value at end of period.............     1.222     1.213       1.050     1.046      0.955      0.954
 Number of units outstanding at end of
   period (thousands)....................    77,554    16,662      47,317    12,187     14,141      5,898
 SMITH BARNEY LARGE CAPITALIZATION GROWTH
   PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                  YEAR ENDED               YEAR ENDED            YEAR ENDED
                                               DECEMBER 31, 1999        DECEMBER 31, 1998     DECEMBER 31, 1997
                                            STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED
----------------------------------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO(6/94)*
 Unit Value at beginning of period.......  $     2.076   $     2.050   $  1.913   $ 1.894    $  1.528   $ 1.517
 Unit Value at end of period.............        2.053         2.022      2.076     2.050       1.913     1.894
 Number of units outstanding at end of
   period (thousands)....................       67,688        13,629     71,417    14,891      71,149    15,383
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $     1.184         1.169   $  1.140   $ 1.129    $  1.098   $ 1.090
 Unit Value at end of period.............        1.226         1.207      1.184     1.169       1.140     1.129
 Number of units outstanding at end of
   period (thousands)....................       45,053         6,609     47,121     8,254      38,097     8,610
 SMITH BARNEY PACIFIC BASIN PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $     0.742   $     0.733   $  0.700   $ 0.693    $  0.983   $ 0.977
 Unit Value at end of period.............        1.435         1.413      0.742     0.733       0.700     0.693
 Number of units outstanding at end of
   period (thousands)....................        8,994         2,507      8,930     2,803      10,584     3,223
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $     1.309   $     1.293   $  1.261   $ 1.248    $  1.163   $ 1.154
 Unit Value at end of period.............        1.306         1.286      1.309     1.293       1.261     1.248
 Number of units outstanding at end of
   period (thousands)....................       17,251         4,234     20,492     3,895      17,887     3,091
 VAN KAMPEN ENTERPRISE PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $     2.601   $     2.568   $  2.103   $ 2.083    $  1.655   $ 1.643
 Unit Value at end of period.............        3.238         3.188      2.601     2.568       2.103     2.083
 Number of units outstanding at end of
   period (thousands)....................       50,446        11,752     55,903    12,561      55,871    13,032
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     1.001   $     0.999   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.175         1.169      1.001     0.999          --        --
 Number of units outstanding at end of
   period (thousands)....................          627           181        249        24          --        --

                                                                                           PERIOD FROM
                                                                                          JUNE 2, 1994
                                               YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                            DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                           STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------------  ---------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO(6/94)*
 Unit Value at beginning of period.......  $  1.291   $ 1.285    $  0.981   $ 0.980    $ 1.000     $1.000
 Unit Value at end of period.............     1.528     1.517       1.291     1.285      0.981      0.980
 Number of units outstanding at end of
   period (thousands)....................    57,479    12,170      31,343     7,140      6,654      3,015
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $  1.058   $ 1.054    $  1.016   $ 1.014    $ 1.000     $1.000
 Unit Value at end of period.............     1.098     1.090       1.058     1.054      1.016      1.014
 Number of units outstanding at end of
   period (thousands)....................    49,672    10,176      36,637     9,063      7,171      3,748
 SMITH BARNEY PACIFIC BASIN PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $  0.910   $ 0.906    $  0.899   $ 0.898    $ 1.000     $1.000
 Unit Value at end of period.............     0.983     0.977       0.910     0.906      0.899      0.898
 Number of units outstanding at end of
   period (thousands)....................    10,513     3,487       6,024     2,351      1,657        878
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)*
 Unit Value at beginning of period.......  $  1.142   $ 1.137    $  0.997   $ 0.995    $ 1.000     $1.000
 Unit Value at end of period.............     1.163     1.154       1.142     1.137      0.997      0.995
 Number of units outstanding at end of
   period (thousands)....................    15,376     2,502      11,294     1,783      2,849        980
 VAN KAMPEN ENTERPRISE PORTFOLIO (6/94)*
 Unit Value at beginning of period.......  $  1.362   $ 1.356    $  1.039   $ 1.037    $ 1.000     $1.000
 Unit Value at end of period.............     1.655     1.643       1.362     1.356      1,039      1,037
 Number of units outstanding at end of
   period (thousands)....................    45,338    10,652      26,473     6,569      2,941      1,618
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                  YEAR ENDED               YEAR ENDED            YEAR ENDED
                                               DECEMBER 31, 1999        DECEMBER 31, 1998     DECEMBER 31, 1997
                                            STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED
----------------------------------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)*
 Unit Value at beginning of period.......  $     1.064   $     1.063   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.194         1.188      1.064     1.063          --        --
 Number of units outstanding at end of
   period (thousands)....................        1,843           330        398        54          --        --
 DISCIPLINED SMALL CAP STOCK PORTFOLIO
   (5/98)*
 Unit Value at beginning of period.......  $     0.896   $     0.894   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.066         1.061      0.896     0.894          --        --
 Number of units outstanding at end of
   period (thousands)....................          810            68        299         4          --        --
 MFS EMERGING GROWTH PORTFOLIO (11/96)*
 Unit Value at beginning of period.......  $     1.599   $     1.589   $  1.204   $ 1.200    $  1.005   $ 1.005
 Unit Value at end of period.............        2.793         2.769      1.599     1,589       1.204     1.200
 Number of units outstanding at end of
   period (thousands)....................       28,193         6,685     25,200     6,079      19,166     4,600
 MFS RESEARCH PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     1.037   $     1.035   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        1.267         1.261      1.037     1.035          --        --
 Number of units outstanding at end of
   period (thousands)....................        3,898         1,160      1,354     1,039          --        --
 STRATEGIC STOCK PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     0.936   $     0.934   $  1.000   $ 1.000    $     --   $    --
 Unit Value at end of period.............        0.971         0.966      0.936     0.934          --        --
 Number of units outstanding at end of
   period (thousands)....................          751           180        540       121          --        --

                                                                                           PERIOD FROM
                                                                                          JUNE 2, 1994
                                               YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                            DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                           STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------------  ---------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 DISCIPLINED SMALL CAP STOCK PORTFOLIO
   (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 MFS EMERGING GROWTH PORTFOLIO (11/96)*
 Unit Value at beginning of period.......  $  1.000   $ 1.000    $     --   $    --    $    --     $   --
 Unit Value at end of period.............     1.500     1.005          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................     4,790       780          --        --         --         --
 MFS RESEARCH PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)*
 Unit Value at beginning of period.......  $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.............        --        --          --        --         --         --
 Number of units outstanding at end of
   period (thousands)....................        --        --          --        --         --         --

* Reflects date money was first applied to the funding option through the Separate Account. Condensed Financial Information is shown as of this date.

** Not available to new contract owners after May 1, 1998 in most states.

The financial statements of Fund BD and the financial statements of The Travelers Insurance Company are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1999.

"Number of Units outstanding at end of period" may include units for contract owners in the payout phase.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                            YEAR ENDED                YEAR ENDED             YEAR ENDED             YEAR ENDED
                                         DECEMBER 31, 1999         DECEMBER 31, 1998      DECEMBER 31, 1997      DECEMBER 31, 1996
                                      STANDARD      ENHANCED      STANDARD   ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     0.852   $     0.851    $  1.000   $ 1.000           --        --           --        --
 Unit Value at end of period.......        1.038         1.033       0.852     0.851           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        4,918           450       1,713       252           --        --           --        --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     1.857   $     1.836    $  1.790   $ 1.775     $  1.550   $ 1.541     $  1.251   $ 1.247
 Unit Value at end of period.......        2.240         2.208       1.857     1.836        1.790     1.775        1.550     1.541
 Number of units outstanding at end
   of period (thousands)...........       42,818         8,588      42,830     9,425       33,686     5,975       14,921     2,044
 EQUITY INDEX PORTFOLIO-CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $     1.000   $     1.000    $     --   $    --     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        1.088         1.086          --        --           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        4,475           157          --        --           --        --           --        --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)*
 Unit Value at beginning of
   period..........................  $     1.014   $     1.012    $  1.000   $ 1.000           --        --           --        --
 Unit Value at end of period.......        1.119         1.114       1.014     1.012           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        2,903           529       1,024       199           --        --           --        --
 TOTAL RETURN FUND (5/98)*
 Unit Value at beginning of
   period..........................  $     0.997   $     0.996    $  1.000   $ 1.000           --        --           --        --
 Unit Value at end of period.......        0.994         0.989       0.997     0.996           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        1,620           208         761       128           --        --           --        --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO**
   (3/97)*
 Unit Value at beginning of
   period..........................  $     1.242   $     1.236    $  1.090   $ 1.087     $  1.000   $ 1.000     $     --   $    --
 Unit Value at end of period.......        1.558         1.546       1.242     1.236        1.090     1.087           --        --
 Number of units outstanding at end
   of period (thousands)...........        2,931           447       3,435       622        2,657       391           --        --
 SELECT GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of
   period..........................  $     1.238   $     1.232    $  1.099   $ 1.097     $  1.000   $ 1.000     $     --   $    --
 Unit Value at end of period.......        1.421         1.410       1.238     1.232        1.099     1.097           --        --
 Number of units outstanding at end
   of period (thousands)...........        5,037         2,157       5,356     2,329        3,396     1,191           --        --
 SELECT BALANCED PORTFOLIO (3/97)*
 Unit Value at beginning of
   period..........................  $     1.183   $     1.177    $  1.093   $ 1.091     $  1.000   $ 1.000     $     --   $    --
 Unit Value at end of period.......        1.258         1.248       1.183     1.177        1.093     1.091           --        --
 Number of units outstanding at end
   of period (thousands)...........        8,078         2,375       7,216     2,594        4,148     1,789           --        --

                                         PERIOD FROM
                                           11/8/95
                                     (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1995
                                     STANDARD   ENHANCED
-----------------------------------  -------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................       --         --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.010    $ 1.010
 Unit Value at end of period.......    1.251      1.247
 Number of units outstanding at end
   of period (thousands)...........      651        149
 EQUITY INDEX PORTFOLIO-CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)*
 Unit Value at beginning of
   period..........................       --         --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 TOTAL RETURN FUND (5/98)*
 Unit Value at beginning of
   period..........................       --         --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO**
   (3/97)*
 Unit Value at beginning of
   period..........................  $    --    $    --

Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 SELECT GROWTH PORTFOLIO (3/97)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 SELECT BALANCED PORTFOLIO (3/97)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED                YEAR ENDED             YEAR ENDED             YEAR ENDED
                                         DECEMBER 31, 1999         DECEMBER 31, 1998      DECEMBER 31, 1997      DECEMBER 31, 1996
                                      STANDARD      ENHANCED      STANDARD   ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------------------------
 SELECT CONSERVATIVE PORTFOLIO**
   (3/97)*
 Unit Value at beginning of
   period..........................  $     1.162   $     1.156    $  1.108   $ 1.105     $  1.000   $ 1.000     $     --   $    --
 Unit Value at end of period.......        1.196         1.187       1.162     1.156        1.108     1.105           --        --
 Number of units outstanding at end
   of period (thousands)...........        1,316           427       1,424       305          863       105           --        --
 SELECT INCOME PORTFOLIO** (3/97)*
 Unit Value at beginning of
   period..........................  $     1.154   $     1.148    $  1.106   $ 1.104     $  1.000   $ 1.000     $     --   $    --
 Unit Value at end of period.......        1.148         1.139       1.154     1.148        1.106     1.104           --        --
 Number of units outstanding at end
   of period (thousands)...........          791            30       1,102        76          364        25           --        --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $     1.397   $     1.385    $  1.206   $ 1.198     $  1.088   $ 1.084     $  0.958   $ 0.957
 Unit Value at end of period.......        1.974         1.951       1.397     1.385        1.206     1.198        1.088     1.084
 Number of units outstanding at end
   of period (thousands)...........       59,795        10,758      59,824    11,522       48,942     8,845       29,460     4,246
 ALLIANCE GROWTH PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.903   $     2.867    $  2.276   $ 2.254     $  1.785   $ 1.772     $  1.396   $ 1.390
 Unit Value at end of period.......        3.795         3.737       2.903     2.867        2.276     2.254        1.785     1.772
 Number of units outstanding at end
   of period (thousands)...........       76,734        13,423      67,640    13,083       47,935     8,482       24,031     3,613
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)*
 Unit Value at beginning of
   period..........................  $     1.359   $     1.342    $  1.397   $ 1.383     $  1.316   $ 1.306     $  1.121   $ 1.116
 Unit Value at end of period.......        1.319         1.299       1.359     1.342        1.397     1.383        1.316     1.306
 Number of units outstanding at end
   of period (thousands)...........        5,149           850       5,481       973        5,016       954        1,833       463
 MFS TOTAL RETURN PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $     1.819   $     1.796    $  1.648   $ 1.632     $  1.376   $ 1.366     $  1.216   $ 1.211
 Unit Value at end of period.......        1.845         1.817       1.819     1.796        1.648     1.632        1.376     1.366
 Number of units outstanding at end
   of period (thousands)...........       64,327        11,574      58,653    11,646       34,928     6,139       16,651     1,810
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     1.326   $     1.309    $  1.332   $ 1.319     $  1.252   $ 1.243     $  1.170   $ 1.165
 Unit Value at end of period.......        1.325         1.304       1.326     1.309        1.332     1.319        1.252     1.243
 Number of units outstanding at end
   of period (thousands)...........       31,303         7,149      29,566     7,312       19,504     3,953       10,424     1,461
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $     1.452   $     1.434    $  1.463   $ 1.448     $  1.300   $ 1.291     $  1.162   $ 1.157
 Unit Value at end of period.......        1.472         1.450       1.452     1.434        1.463     1.448        1.300     1.291
 Number of units outstanding at end
   of period (thousands)...........       30,633         4,266      31,054     4,740       21,213     2,640        7,719       970
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     1.305   $     1.289    $  1.240   $ 1.228     $  1.222   $ 1.213     $  1.050   $ 1.046
 Unit Value at end of period.......        2.164         2.131       1.305     1.289        1.240     1.228        1.222     1.213
 Number of units outstanding at end
   of period (thousands)...........       40,313         5,907      38,529     6,199       31,311     4,872       16,855     2,010

                                         PERIOD FROM
                                           11/8/95
                                     (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1995
                                     STANDARD   ENHANCED
-----------------------------------  -------------------
 SELECT CONSERVATIVE PORTFOLIO**
   (3/97)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 SELECT INCOME PORTFOLIO** (3/97)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.000    $ 1.000
 Unit Value at end of period.......    0.958      0.957
 Number of units outstanding at end
   of period (thousands)...........    2,537        908
 ALLIANCE GROWTH PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.047    $ 1.046
 Unit Value at end of period.......    1.396      1.390
 Number of units outstanding at end
   of period (thousands)...........    1,574        453
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)*
 Unit Value at beginning of
   period..........................  $ 0.945    $ 0.944
 Unit Value at end of period.......    1.121      1.116
 Number of units outstanding at end
   of period (thousands)...........       33         80

MFS TOTAL RETURN PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $ 0.979    $ 0.977
 Unit Value at end of period.......    1.216      1.211
 Number of units outstanding at end
   of period (thousands)...........      913        102
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.009    $ 1.007
 Unit Value at end of period.......    1.170      1.165
 Number of units outstanding at end
   of period (thousands)...........      824        126
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $ 0.988    $ 0.986
 Unit Value at end of period.......    1.162      1.157
 Number of units outstanding at end
   of period (thousands)...........      243        332
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 0.955    $ 0.954
 Unit Value at end of period.......    1.050      1.046
 Number of units outstanding at end
   of period (thousands)...........      556        201

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                YEAR ENDED             YEAR ENDED             YEAR ENDED
                                         DECEMBER 31, 1999         DECEMBER 31, 1998      DECEMBER 31, 1997      DECEMBER 31, 1996
                                      STANDARD      ENHANCED      STANDARD   ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)*
 Unit Value at beginning of
   period..........................  $     1.237   $     1.234    $  1.000   $ 1.000     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        1.599         1.592       1.237     1.234           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........       46,288         3,491      12,176     1,447           --        --           --        --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO(11/95)*
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $     2.076   $     2.050    $  1.913   $ 1.894     $  1.528   $ 1.517     $  1.291   $ 1.285
 Unit Value at end of period.......        2.053         2.022       2.076     2.050        1.913     1.894        1.528     1.517
 Number of units outstanding at end
   of period (thousands)...........       45,773         8,114      40,967     8,249       27,117     4,645       11,906     1,606
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     1.184   $     1.169    $  1.140   $ 1.129     $  1.098   $ 1.090     $  1.058   $ 1.054
 Unit Value at end of period.......        1.226         1.207       1.184     1.169        1.140     1.129        1.098     1.090
 Number of units outstanding at end
   of period (thousands)...........       48,631         5,841      41,370     6,024       25,661     2,417       22,962     2,362
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     0.742   $     0.733    $  0.700   $ 0.693     $  0.983   $ 0.977     $  0.910   $ 0.906
 Unit Value at end of period.......        1.435         1.413       0.742     0.733        0.700     0.693        0.983     0.977
 Number of units outstanding at end
   of period (thousands)...........        9,217           967       5,083     1,023        5,124       862        2,755       467
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $     1.309   $     1.293    $  1.261   $ 1.248     $  1.163   $ 1.154     $  1.142   $ 1.137
 Unit Value at end of period.......        1.306         1.286       1.309     1.293        1.261     1.248        1.163     1.154
 Number of units outstanding at end
   of period (thousands)...........       20,425         2,551      11,544     2,823        4,489     1,001        2,636       266
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $     2.601   $     2.568    $  2.103   $ 2.083     $  1.655   $ 1.643     $  1.362   $ 1.356
 Unit Value at end of period.......        3.238         3.188       2.601     2.568        2.103     2.083        1.655     1.643
 Number of units outstanding at end
   of period (thousands)...........       39,297         6,615      35,644     6,741       24,635     4,385       11,360     1,644
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $     1.001   $     0.999    $  1.000   $ 1.000     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        1.175         1.169       1.001     0.999           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        1,597           429         418        22           --        --           --        --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $     1.064   $     1.063    $  1.000   $ 1.000     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        1.194         1.188       1.064     1.063           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        3,984           256         550        28           --        --           --        --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $     0.896   $     0.894    $  1.000   $ 1.000     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        1.066         1.061       0.896     0.894           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        1,074            87         365        17           --        --           --        --

                                         PERIOD FROM
                                           11/8/95
                                     (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1995
                                     STANDARD   ENHANCED
-----------------------------------  -------------------
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO(11/95)*
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $ 0.981    $ 0.980
 Unit Value at end of period.......    1.291      1.285
 Number of units outstanding at end
   of period (thousands)...........      596        146
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.016    $ 1.014
 Unit Value at end of period.......    1.058      1.054
 Number of units outstanding at end
   of period (thousands)...........    2,374        820
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 0.899    $ 0.898
 Unit Value at end of period.......    0.910      0.906
 Number of units outstanding at end
   of period (thousands)...........       37         20




 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $ 0.997    $ 0.995
 Unit Value at end of period.......    1.142      1.137
 Number of units outstanding at end
   of period (thousands)...........      226         90
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.039    $ 1.037
 Unit Value at end of period.......    1.362      1.356
 Number of units outstanding at end
   of period (thousands)...........      765        329
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED                YEAR ENDED             YEAR ENDED             YEAR ENDED
                                         DECEMBER 31, 1999         DECEMBER 31, 1998      DECEMBER 31, 1997      DECEMBER 31, 1996
                                      STANDARD      ENHANCED      STANDARD   ENHANCED    STANDARD   ENHANCED    STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)*
 Unit Value at beginning of
   period..........................  $     1.599   $     1.589    $  1.204   $ 1.200     $  1.005   $ 1.005     $  1.000   $ 1.000
 Unit Value at end of period.......        2.793         2.769       1.599     1.589        1.204     1.200        1.005     1.005
 Number of units outstanding at end
   of period (thousands)...........       38,199         7,825      29,937     7,522       17,295     4,256        2,506       466
 MFS RESEARCH PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $     1.037   $     1.035    $  1.000   $ 1.000     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        1.267         1.261       1.037     1.035           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        7,721         1,495       3,295     1,243           --        --           --        --
 STRATEGIC STOCK PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $     0.936   $     0.934    $  1.000   $ 1.000     $     --   $    --     $     --   $    --
 Unit Value at end of period.......        0.971         0.966       0.936     0.934           --        --           --        --
 Number of units outstanding at end
   of period (thousands)...........        3,336            80       3,336        44           --        --           --        --

                                         PERIOD FROM
                                           11/8/95
                                     (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1995
                                     STANDARD   ENHANCED
-----------------------------------  -------------------
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 MFS RESEARCH PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --
 STRATEGIC STOCK PORTFOLIO (5/98)*
 Unit Value at beginning of
   period..........................  $    --    $    --
 Unit Value at end of period.......       --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --

* Reflects date money was first applied to the funding option through the Separate Account. Condensed Financial Information is shown as of this date.

** Not available to new contract owners after May 1, 1998 in most states.

The financial statements of Fund BD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1999.

"Number of Units outstanding at end of period" may include units for contract owners in the payout phase.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Mixed and Shared Funding
        Federal Tax Considerations
        Independent Accountants
        Financial Statements
--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253 and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12540.

Name:

 ___________________________________

Address:

 ___________________________________

 ___________________________________

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

L-12253-N                                                            May 1, 2000